Investment in Unconsolidated Entity - Financial Information (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Cherry Creek [Member]	Dec. 31, 2012 Predecessor [Member] Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member] Cherry Creek [Member]
Assets
Land	$ 61,788,918	$ 61,788,918	$ 61,788,918						$ 30,164,513	$ 13,659,668		$ 21,295,615	$ 21,295,615
Building	115,639,203	115,639,203	115,639,203						62,908,338	24,380,754		14,278,948	14,278,948
Tenant improvement	25,252,774	25,252,774	25,252,774						14,590,971	8,204,156		5,651,091	5,614,715
Real estate properties, gross	202,879,009	202,879,009	202,879,009						107,861,936	46,256,257		41,225,654	41,189,278
Accumulated depreciation	(13,065,451)	(13,065,451)	(13,065,451)						(7,735,450)	(4,084,425)		(3,910,737)	(2,300,946)
Real estate, net	189,813,558	189,813,558	189,813,558						100,126,486	42,171,832		37,314,917	38,888,332
Cash and cash equivalents	8,855,196	8,855,196	8,855,196	7,127,764		7,553,397		7,553,397	7,127,764	3,106,616	1,467,404	969,732	236,404
Restricted cash	13,184,871	13,184,871	13,184,871						7,368,124	1,597,208		58,179	72,369
Accounts receivable	7,372,062	7,372,062	7,372,062						4,680,284	2,275,774		1,060,297	692,829
Related party receivable													1,463,791
Deferred costs	2,919,700	2,919,700	2,919,700						1,167,666	591,765		45,533	136,597	1,200,000
Deferred leasing costs, net	2,478,801	2,478,801	2,478,801						2,302,841	1,889,319		1,710,128
Acquired lease intangibles, net	26,995,279	26,995,279	26,995,279						13,751,563			5,599,044	6,713,644
Prepaid expenses and other assets	546,298	546,298	546,298						296,572	498,570		56,874	61,026
Total Assets	252,165,765	252,165,765	252,165,765						142,990,149			46,814,704	48,264,992
Liabilities:
Mortgage loan payable	179,604,305	179,604,305	179,604,305						109,916,430	53,256,600		36,000,000	36,000,000
Accounts payable and accrued expenses	4,201,127	4,201,127	4,201,127						2,347,999			293,045	164,632
Acquired lease intangibles, net	649,234	649,234	649,234						167,346	168,518		76,424	98,523
Tenant rent deposits	1,842,820	1,842,820	1,842,820						1,361,641	733,180		133,986	133,986
Other liabilities													314,856
Deferred rent	2,648,850	2,648,850	2,648,850						1,488,618	253,886		47,849
Total liabilities	199,635,868	199,635,868	199,635,868						115,282,034			36,551,304	36,711,997
Members' Equity	52,529,897	52,529,897	52,529,897		32,058,047		32,058,047		27,708,115	6,009,862	18,466,718	10,263,400	11,552,995
Total Liabilities & Members Equity	252,165,765	252,165,765	252,165,765						142,990,149			46,814,704	48,264,992
Operating revenues	9,998,420	16,610,381	26,374,089		1,781,247	6,832,376	9,763,708	14,625,527	20,490,578	11,516,458		6,710,132	6,661,188
Operating expenses	9,402,974	15,752,044	24,274,117		1,429,711	5,096,194	8,522,073	12,517,208	17,719,573	10,218,029		4,901,802	4,471,733
Interest	1,866,999		5,821,533			1,229,215		3,065,648				854,689	992,114
Net income			(1,973,197)		(240,057)	179,614	1,973,197	(1,280,489)				953,641	1,197,341
Amount recorded in equity in income	$ (1,767,198)	$ (3,711,400)	$ (3,711,400)						$ (4,132,925)	$ (1,595,094)		$ 402,913	$ 505,877